Provisions - Additional Information (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	€ 48,100,000	€ 113,700,000
Utilization of provision	(8,800,000)
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 7,400,000	12,300,000
Estimated completion of activities	15 months
Utilization of provision	€ (5,400,000)
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7,900,000	5,800,000
Utilization of provision	100,000
Other
Disclosure of other provisions [line items]
Other provisions	31,600,000	25,300,000
Utilization of provision	(1,200,000)
Provision for employer taxes on share based payments
Disclosure of other provisions [line items]
Other provisions	5,900,000	1,000,000
Italy | Other
Disclosure of other provisions [line items]
Other provisions	5,200,000	5,000,000
Bjuv Facility | Sweden | Onerous contracts - leases
Disclosure of other provisions [line items]
Other provisions		66,900,000
Bjuv Facility | Sweden | Onerous contracts - service contracts
Disclosure of other provisions [line items]
Other provisions	1,200,000	1,900,000
Goodfella's Pizza | Business combinations
Disclosure of other provisions [line items]
Other provisions	6,600,000	6,600,000
Findus | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions	6,000,000	5,900,000
Aunt Bessie's | Other
Disclosure of other provisions [line items]
Other provisions	€ 1,900,000	€ 0